Schedule of Royalty and Option Income Generated from Mines (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Royalty and Option Income [Line Items]
Royalty and option income generated	$ 3,944	$ 192
Canadian Malartic [Member]
Royalty and Option Income [Line Items]
Royalty and option income generated	1,132
Borden [Member]
Royalty and Option Income [Line Items]
Royalty and option income generated	954
Jerritt Canyon [member]
Royalty and Option Income [Line Items]
Royalty and option income generated	808	94
Others [Member]
Royalty and Option Income [Line Items]
Royalty and option income generated	$ 1,050	$ 98